Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of securitisations and covered bonds [line items]
Gross assets	£ 33,432	£ 36,391
Notes and debentures issued	21,615	22,783
Assets charged as security for liabilities	4,549	4,786
Securitisations and covered bond	21,615	22,783
Securitisation Programmes
Disclosure of securitisations and covered bonds [line items]
Gross assets	9,762	13,068
Notes and debentures issued	2,330	3,779
Assets charged as security for liabilities	4,549	4,786
Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	8,113	11,046
Notes and debentures issued	1,119	2,226
Assets charged as security for liabilities	4,091	4,221
Securitisation Programmes | Other Securitisation Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,649	2,022
Notes and debentures issued	1,211	1,553
Assets charged as security for liabilities	458	565
Holmes | Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	3,073	4,262
Notes and debentures issued	829	1,931
Assets charged as security for liabilities	334	463
Fosse | Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,258	3,708
Notes and debentures issued	290	295
Assets charged as security for liabilities	1,402	1,404
Langton | Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,782	3,076
Notes and debentures issued	0	0
Assets charged as security for liabilities	2,355	2,354
Motor | Securitisation Programmes | Other Securitisation Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	189	490
Notes and debentures issued	104	324
Assets charged as security for liabilities	97	197
Auto ABS UK Loans | Securitisation Programmes | Other Securitisation Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,460	1,532
Notes and debentures issued	1,107	1,229
Assets charged as security for liabilities	361	368
Euro 35bn Global Covered Bond Programme | Covered Bond Programme
Disclosure of securitisations and covered bonds [line items]
Gross assets	23,670	23,323
Notes and debentures issued	19,285	19,004
Assets charged as security for liabilities	0	0
Notes in issue held by group	£ 0	£ 0